Changes in Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policies

2. Changes in Accounting Policies
2.A New and Amended International Financial Reporting Standards Adopted in 2020
We adopted the following amendments on January 1, 2020:

In March 2018, the IASB issued a revised Conceptual Framework for Financial Reporting ("Conceptual Framework"), which replaced the Conceptual Framework issued in 2010. The revised Conceptual Framework includes revised definitions of an asset and a liability, as well as new guidance on measurement, derecognition, presentation and disclosure, to be applied prospectively. The adoption of this guideline did not have a material impact on our Consolidated Financial Statements.

In October 2018, the IASB issued Definition of a Business, which amended IFRS 3 Business Combinations ("IFRS 3"). The amendments clarify the definition of a business to assist entities in determining whether a transaction represents a business combination or an acquisition of assets, and are applied prospectively. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements.

In October 2018, the IASB issued Definition of Material (Amendments to IAS 1 and IAS 8). The amendments clarify the definition of material and provide guidance to improve consistency in its application in IFRS standards. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements.

In September 2019, the IASB issued the Interest Rate Benchmark Reform, which includes amendments to IFRS 9, IAS 39 and IFRS 7 Financial Instruments: Disclosures ("IFRS 7"). We have deferred adoption of IFRS 9 and continue to apply IAS 39. The amendments clarify that entities can continue to apply certain hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform. The adoption of the IAS 39 amendments did not have a material impact on our Consolidated Financial Statements.

We adopted the following amendment on June 1, 2020:

In May 2020, the IASB issued COVID-19-Related Rent Concessions, which is an amendment to IFRS 16 Leases ("IFRS 16"). The amendment provides lessees with a practical expedient to not account for COVID-19-related rent concessions as lease modifications. The amendment does not affect lessors. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements. The amendment was applied retrospectively.
2.B Amended International Financial Reporting Standards to be Adopted in 2021
The following new and amended IFRS were issued by the IASB and are expected to be adopted by us in 2021:

In August 2020, the IASB issued the Interest Rate Benchmark Reform Phase 2, which includes amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. They address issues that arise from the implementation of the reforms, including the replacement of one benchmark with an alternative one. We do not expect the adoption of this amendment to have a material impact on our Consolidated Financial Statements.
2.C Amended International Financial Reporting Standards to be Adopted in 2022 or Later
We are currently assessing the impact the adoption these amendments will have on our Consolidated Financial Statements:

In May 2020, the IASB issued Reference to the Conceptual Framework, which includes amendments to IFRS 3. The amendments update an outdated reference to the Conceptual Framework in IFRS 3 without significantly changing the requirements in the standard. The amendments are effective to business combinations for which the acquisition date is on or after January 1, 2022.

In May 2020, the IASB issued Property, Plant and Equipment - Proceeds before Intended Use, which includes amendments to IAS 16 Property, Plant and Equipment. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments apply retrospectively to assets ready for use in the comparative period. The amendments are effective for annual periods beginning on or after January 1, 2022.

In May 2020, the IASB issued Onerous Contracts - Cost of Fulfilling a Contract, which includes amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The amendments specify that the 'cost of fulfilling' a contract comprises the 'costs that relate directly to the contract'. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendments are effective for annual periods beginning on or after January 1, 2022.

In May 2020, the IASB issued Annual Improvements to IFRS Standards 2018-2020, which includes minor amendments to three IFRS standards applicable to our Consolidated Financial Statements. The amendments apply prospectively. The amendments are effective for annual periods beginning on or after January 1, 2022.

In May 2017, the IASB issued IFRS 17 Insurance Contracts (“IFRS 17”), which replaces IFRS 4. In June 2020, the IASB issued amendments to IFRS 17, which include deferral of the effective date to annual periods beginning on or after January 1, 2023. The deferral option of IFRS 9 for insurers was also extended to that same date. IFRS 17 establishes the principles for the recognition, measurement, presentation, and disclosure of insurance contracts. IFRS 17 requires entities to measure insurance contract liabilities at their current fulfillment values using one of three measurement models, depending on the nature of the contract. IFRS 17 is to be applied retrospectively to each group of insurance contracts unless impracticable. If, and only if, it is impracticable to apply IFRS 17 retrospectively for a group of insurance contracts, an entity shall apply IFRS 17 using a modified retrospective approach or a fair value approach. IFRS 17 will affect how we account for our insurance contracts and how we report our financial performance in our Consolidated Statements of Operations. We are currently assessing IFRS 17, which will have a significant impact on our Consolidated Financial Statements.

In July 2014, the IASB issued the final version of IFRS 9, which replaces IAS 39. IFRS 9 includes guidance on the classification and measurement of financial instruments, impairment of financial assets, and hedge accounting. Financial asset classification is based on the cash flow characteristics and the business model in which an asset is held. The classification determines how a financial instrument is accounted for and measured. IFRS 9 also introduces an impairment model for financial instruments not measured at fair value through profit or loss that requires recognition of expected losses at initial recognition of a financial instrument and the recognition of full lifetime expected losses if certain criteria are met. In addition, a new model for hedge accounting was introduced to achieve better alignment with risk management activities. This standard is effective for annual periods beginning on or after January 1, 2018. In October 2017, the IASB issued narrow-scope amendments to IFRS 9. The amendments clarify the classification of certain prepayable financial assets and the accounting of financial liabilities following modification. The amendments are effective for annual periods beginning on or after January 1, 2019. However, pursuant to the aforementioned amendments to IFRS 4, we elected the deferral approach permitted under IFRS 4 to continue to apply IAS 39. We are currently assessing the impact that IFRS 9, along with these amendments, will have on our Consolidated Financial Statements.